Warrants	3 Months Ended	12 Months Ended
	Apr. 30, 2015	Jan. 31, 2015
Warrants [Text Block]

NOTE 5 – Warrants

As of April 30, 2015, there were 59,238,750 whole share purchase warrants outstanding and exercisable. The warrants have a weighted average remaining life of 1.20 years and a weighted average exercise price of $0.020 per whole warrant for one common share. The warrants had an aggregate intrinsic value of $0 as of April 30, 2015.

Warrants issued in private placement outstanding at April 30, 2015 is as follows:

		Weighted
	Number of whole share	average exercise
	purchase warrants	price per share
Outstanding, January 31, 2015	59,566,708	$0.024
Issued	5,882,353	0.005
Expired	(6,210,311)	0.041
Exercised	-	-
Outstanding, April 30, 2015	59,238,750	$0.020
Exercisable, April 30, 2015	59,238,750	$0.020

During the three months ended April 30, 2015, the Company issued 5,882,353 warrants to an investor at an exercise price of $0.0048 with a three year term. The warrants were issued with common stock and there is no additional accounting for these investor warrants that were issued.

NOTE 11 – Warrants

As of January 31, 2015, there were 59,566,708 whole share purchase warrants outstanding and exercisable. The warrants have a weighted average remaining life of 1.1 years and a weighted average exercise price of $0.024 per whole warrant for one common share. Whole share purchase warrants outstanding at January 31, 2015 and 2014 are as follows:

	Number of	Weighted average
	whole share	exercise
	purchase warrants	price per share
Outstanding, January 31, 2013	94,059,629	$0.055
Issued	25,556,792	0.016
Expired	(46,579,478)	0.071
Exercised	(14,595,214)	0.051

Outstanding, January 31, 2014	58,441,729	$0.026
Issued	6,924,979	0.017
Expired	(5,800,000)	0.037
Exercised	-	-
Outstanding, January 31, 2015	59,566,708	$0.024

Exercisable, January 31, 2015	59,566,708	$0.024

The weighted average intrinsic value for warrants outstanding was $0 and $109,275 as of January 31, 2015 and 2014, respectively.